UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03870

Morgan Stanley U.S. Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/18 – 6/30/19

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03870
Reporting Period: 07/01/2018 - 06/30/2019
Morgan Stanley U.S. Government Securities Trust

================ Morgan Stanley U.S. Government Securities Trust ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley U.S. Government Securities Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon President and Principal Executive Officer

Date   August 28, 2019

* Print the name and title of each signing officer under his or her signature.